Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Detailed Information About Other Assets [Abstract]
Investment in associates and joint ventures		$ 34,977	$ 27,064
Long-term receivables	[1]	34,127	24,172
Prepaid deposits		13,972	79
Total		83,076	51,315
Noncurrent Preferred Shares Receivable		$ 28,000	$ 24,200

[1]	Included in long-term receivables are preferred shares in the amount of $28.0 million (December 31, 2020 – $24.2 million). The full amount was settled subsequent to the end of the year.